Stock Option Plans and Warrants to Purchase Common Stock (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation	$ 117,250	$ 134,924	$ 453,935	$ 414,112	$ 654,481	$ 720,150
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					260,204	308,847
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 394,277	$ 411,303